Financial structure and financial costs - Variations of financial debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	$ 58,084	$ 62,259	$ 72,843
Cash changes	(14,147)	(4,965)	(11,505)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	1,098	(1,022)	(347)
Non-cash changes, Foreign currency	443	(282)	(416)
Non-cash changes, Changes in fair value	4	(314)	31
Non-cash changes, Other	2,331	2,408	1,653
Balance as of the end of the period	47,813	58,084	62,259
Non-current financial debt and related financial instruments
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	42,533	47,108	55,422
Cash changes	130	1,108	(649)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	571	(672)	(57)
Non-cash changes, Foreign currency	44	(173)	(119)
Non-cash changes, Changes in fair value	10	(273)	55
Non-cash changes, Reclassification Non-current/Current	(7,186)	(6,783)	(9,066)
Non-cash changes, Other	1,981	2,218	1,522
Balance as of the end of the period	38,083	42,533	47,108
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	(2,731)	(2,404)	(4,781)
Cash changes			(290)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(96)	24	1
Non-cash changes, Foreign currency	(21)	52	64
Non-cash changes, Changes in fair value	353	(448)	2,432
Non-cash changes, Reclassification Non-current/Current	387	198	188
Non-cash changes, Other	(287)	(153)	(18)
Balance as of the end of the period	(2,395)	(2,731)	(2,404)
Non-current financial debt
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	45,264	49,512	60,203
Cash changes	130	1,108	(359)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	667	(696)	(58)
Non-cash changes, Foreign currency	65	(225)	(183)
Non-cash changes, Changes in fair value	(343)	175	(2,377)
Non-cash changes, Reclassification Non-current/Current	(7,573)	(6,981)	(9,254)
Non-cash changes, Other	2,268	2,371	1,540
Balance as of the end of the period	40,478	45,264	49,512
Current financial debt and related financial instruments
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	15,589	15,155	17,108
Cash changes	(14,277)	(6,073)	(10,856)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	186	(316)	16
Non-cash changes, Foreign currency	392	(109)	(286)
Non-cash changes, Changes in fair value	(6)	(41)	(24)
Non-cash changes, Reclassification Non-current/Current	7,186	6,783	9,066
Non-cash changes, Other	350	190	131
Balance as of the end of the period	9,420	15,589	15,155
Current financial assets
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	(401)	(252)	(194)
Cash changes	383	264	191
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(1)
Non-cash changes, Foreign currency	(8)	6	8
Non-cash changes, Changes in fair value	(68)	(97)	(45)
Non-cash changes, Reclassification Non-current/Current	(387)	(198)	(188)
Non-cash changes, Other	(134)	(124)	(24)
Balance as of the end of the period	(616)	(401)	(252)
Current borrowings
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	15,502	15,035	17,099
Cash changes	(14,660)	(6,337)	(11,047)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	181	(316)	15
Non-cash changes, Foreign currency	389	(106)	(283)
Non-cash changes, Changes in fair value	121	(69)	(158)
Non-cash changes, Reclassification Non-current/Current	7,573	6,981	9,254
Non-cash changes, Other	484	314	155
Balance as of the end of the period	9,590	15,502	15,035
Other current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	488	372	203
Non-cash changes, Change in scope, including IFRS 5 reclassifications	6		1
Non-cash changes, Foreign currency	11	(9)	(11)
Non-cash changes, Changes in fair value	(59)	125	179
Balance as of the end of the period	446	488	372
Financial liabilities and financial assets classified as held for sale
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	(38)	(4)	313
Non-cash changes, Change in scope, including IFRS 5 reclassifications	341	(34)	(306)
Non-cash changes, Foreign currency	7		(11)
Balance as of the end of the period	$ 310	$ (38)	$ (4)